INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - net carrying amount (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Property, plant and equipment
Property, plant and equipment	$ 41,868,162	$ 41,515,106
Office equipment
Property, plant and equipment
Property, plant and equipment	209,709	188,280
Vehicles
Property, plant and equipment
Property, plant and equipment	1,721,615	1,149,455
Equipment and computer software
Property, plant and equipment
Property, plant and equipment	51,755	32,448
Fixture and fittings
Property, plant and equipment
Property, plant and equipment	3,472,892	3,679,075
Machinery and equipment
Property, plant and equipment
Property, plant and equipment	5,243,338	5,449,233
Land and buildings
Property, plant and equipment
Property, plant and equipment	29,451,178	29,746,076
Buildings in progress
Property, plant and equipment
Property, plant and equipment	$ 1,717,675	$ 1,270,539